Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Debt Instrument [Line Items]
Borrowings, current	$ 124,958	$ 298,962
Long-term borrowings, before unamortized debt discount and issuance costs	1,500,085	2,726,712
Less: unamortized debt discount and issuance costs	(3,385)	(8,452)
Long-term borrowings	1,496,700	2,718,260
Revolving Credit Facility | SYNNEX U.S.
Debt Instrument [Line Items]
Borrowings, current	0	25,800
Revolving Credit Facility | SYNNEX Japan
Debt Instrument [Line Items]
Borrowings, current	31,627	5,936
U.S. Term Loan Credit Agreement | SYNNEX U.S.
Debt Instrument [Line Items]
Borrowings, current	0	90,000
Long-term borrowings, before unamortized debt discount and issuance costs	1,000,000	1,642,500
Other Borrowings
Debt Instrument [Line Items]
Borrowings, current	26,243	9,226
Term Loan | SYNNEX U.S.
Debt Instrument [Line Items]
Borrowings, current	0	60,000
Long-term borrowings, before unamortized debt discount and issuance costs	500,000	1,020,000
Term Loan | SYNNEX Japan
Debt Instrument [Line Items]
Borrowings, current	67,088	0
Long-term borrowings, before unamortized debt discount and issuance costs	0	63,921
Term Loan | Other Entities
Debt Instrument [Line Items]
Long-term borrowings, before unamortized debt discount and issuance costs	85	291
SYNNEX United States Accounts Receivable Securitization Arrangement | SYNNEX U.S.
Debt Instrument [Line Items]
Borrowings, current	$ 0	$ 108,000